SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - Goodvision Inc [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfAccountsReceivableNetLineItem [Line Items]
Accounts receivable	$ 1,056,554	$ 455,984
Less: allowance for credit losses
Accounts receivable, net	$ 1,056,554	$ 455,984